Exhibit 99.2 - Schedule 4

Loan #1	Loan #2	Field	Loan Value	Tape Value
		Borrower #2 Last Name
		Modification Contains Balloon Provision?	No	Yes
		Subject Property Type	Mobile Home	Manufactured Housing
		Stated Maturity Date	11/XX/2023	10/XX/2023
		Modification First Payment Date	6/XX/2017	7/XX/2018
		Original Standard LTV (OLTV)	100.00%	98.59%
		Stated Maturity Date	5/XX/2024	6/XX/2024
		Original Standard LTV (OLTV)	100.00%	98.43%
		Amortization Term Months (CE, S&P)	360	300
		Amortization Term Months (CE, S&P)	360	240
		Original Stated Rate	4.25%	9.55%
		Sales Price (HUD-1 Line 101)
		Sales Price (HUD-1 Line 101)
		Total Balance of Junior Lien(s)
		Property Address Street
		Purpose of Transaction per HUD-1	Refinance	Cash Out
		Modification Interest Only Period?	No	Yes
		Original Balance (or Line Amount)
		Amortization Term Months (CE, S&P)	360	240
		Amortization Term Months (CE, S&P)	360	240
		Original Standard LTV (OLTV)	Not Applicable	90.00%
		Amortization Term Months (CE, S&P)	360	240
		Total Balance of Junior Lien(s)
		Purpose of Transaction per HUD-1	Cash Out	Refinance
		Modification Interest Only Period?	No	Yes
		Total Balance of Junior Lien(s)
		Total Balance of Junior Lien(s)
		Modification First Payment Date	3/XX/2008	11/XX/2009
		Modification Interest Only Period?	No	Yes
		Modification Interest Only Period?	No	Yes
		Modification Interest Only Period?	No	Yes
		Original Standard LTV (OLTV)	Not Applicable	40.37%
		Original Standard LTV (OLTV)	Not Applicable	100.00%
		Modification Interest Only Period?	No	Yes
		Original Interest-Only Interest Payment
		Modification Contains Balloon Provision?	No	Yes
		Amortization Term Months (CE, S&P)	360	240
		Original CLTV Ratio Percent	96.70%	86.70%
		Amortization Term Months (CE, S&P)	360	240
		Modification First Payment Date	4/XX/2015	10/XX/2018
		First Payment Date	10/XX/2003	10/XX/2003
		First Payment Date	11/XX/2003	11/XX/2003
		Amortization Term Months (CE, S&P)	360	300
		Amortization Term Months (CE, S&P)	360	300
		Modification Interest Only Period?	No	Yes
		Purpose of Transaction per HUD-1	Cash Out	Refinance
		Modification First Payment Date	9/XX/2013	8/XX/2018
		Original Standard LTV (OLTV)	100.00%	95.96%
		Subject Property Type	Manufactured Housing	Single Family
		Stated Maturity Date	11/XX/2022	12/XX/2022
		Stated Maturity Date	1/XX/2027	2/XX/2027
		Original Note Doc Date	1/XX/1996	1/XX/1996
		Sales Price (HUD-1 Line 101)
		Stated Maturity Date	2/XX/2025	3/XX/2025
		Sales Price (HUD-1 Line 101)
		Sales Price (HUD-1 Line 101)
		Sales Price (HUD-1 Line 101)
		Sales Price (HUD-1 Line 101)
		Stated Maturity Date	1/XX/2024	3/XX/2024
		Stated Maturity Date	2/XX/2021	5/XX/2021
		Original Standard LTV (OLTV)	100.00%	96.64%
		Mod Maturity Date	9/XX/2035	8/XX/2035
		Original Standard LTV (OLTV)	97.74%	99.45%
		Total Balance of Junior Lien(s)
		Total Balance of Junior Lien(s)
		Sales Price (HUD-1 Line 101)
		Stated Maturity Date	7/XX/2016	7/XX/2031